Shareholders' Equity - Additional Information (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Jan. 31, 2013	Nov. 15, 2012	Oct. 31, 2008	Jan. 22, 2015
Stockholders Equity Note [Line Items]
Share repurchase program, aggregate value authorized for repurchase	$ 1,000,000,000
Share repurchased, Value	0	138,000,000	90,000,000
Stock repurchase program, remaining authorized amount	975,000,000
Sales of treasury stock	0	35,000,000	0
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income	18,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, authorized	40,000,000
Preferred stock, shares issued	0	0
Repurchase of Common Stock (in shares)		900,000
Share repurchase program additional authorized shares for repurchase				32,800,000
Common stock reserved for issuance pursuant to employee benefit and dividend reinvestment plans	16,000,000
Dividends payable, per share (USD per share)					$ 0.50
Dividends payable					400,000,000
2012 quarterly dividend per share (USD per share)			$ 0.25
CARNIVAL PLC
Stockholders Equity Note [Line Items]
Share repurchase program additional authorized shares for repurchase						19,200,000
Share repuchase program, number of shares authorized to be repurchased	21,500,000
Stock Issued During Period, Shares, Treasury Stock Reissued		900,000
Sales of treasury stock		35,000,000
Common stock reserved for issuance pursuant to employee benefit plans	8,000,000
Subsequent Event | Carnival Corp
Stockholders Equity Note [Line Items]
Stock repurchase program, remaining authorized shares							32,000,000
Subsequent Event | CARNIVAL PLC
Stockholders Equity Note [Line Items]
Stock repurchase program, remaining authorized shares							18,100,000
Repurchase Agreements [Member] | Carnival Corp
Stockholders Equity Note [Line Items]
Repurchase of Common Stock (in shares)	0	2,800,000	2,600,000
Share repurchased, Value		103,000,000	90,000,000
Payroll and Related Expenses
Stockholders Equity Note [Line Items]
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income	12,000,000
General and Administrative Expense
Stockholders Equity Note [Line Items]
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income	$ 6,000,000